Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0	$ 2,414
Interest revenue for financial assets measured at amortised cost	21,093	32,280	$ 7,658
Interest expense for financial liabilities measured at amortised cost	(335,412)	205,677	$ 77,477
Realized gain (loss) on derivatives	129,124	465,168
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	2,414
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	2,414
Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0	$ 2,414